Offsets	Jul. 28, 2026 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Sprott Physical Copper Trust
Form or Filing Type	F-10
File Number	333-295543
Initial Filing Date	May 04, 2026
Fee Offset Claimed	$ 69,050.00
Security Type Associated with Fee Offset Claimed	Other
Security Title Associated with Fee Offset Claimed	Units
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 924,873,581.71
Termination / Withdrawal Statement	As the total filing fee required for this registration statement is US$69,050, taking into consideration the available offset of US$127,725.04 from the May 2026 Registration Statement (as defined below), the Registrant has accordingly transmitted US$0.00 otherwise due for this Registration Statement. The Registrant previously paid a registration fee of US$138,100 in connection with its Registration Statement on Form F-10 (File No. 333-295543) (the "May 2026 Registration Statement"), initially filed on May 4, 2026, which registered an aggregate principal amount of US$1,000,000,000 of units of the Registrant, to be offered by the Registrant from time to time (the "Original Offering"). The gross proceeds from the Original Offering was US$75,126,418.29. Pursuant to Rule 457(p) under the Securities Act, the Registrant is offsetting the remaining US$127,725.04 of the previous registration fee paid under the May 2026 Registration Statement against the total registration fee of US$69,050 due herewith. As a result, a US$0.00 registration fee is payable in connection with this Registration Statement. In accordance with the Securities Act, the offering of the unsold securities under the May 2026 Registration Statement will be deemed terminated as of the effectiveness of this Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Sprott Physical Copper Trust
Form or Filing Type	F-10
File Number	333-295543
Filing Date	May 04, 2026
Fee Paid with Fee Offset Source	$ 138,100.00